Commitments and Contingencies (Details Narrative) - USD ($)						6 Months Ended	12 Months Ended
	Dec. 30, 2022	Nov. 18, 2022	Jan. 02, 2022	Sep. 17, 2021	Jan. 02, 2019	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Feb. 28, 2022
Product Liability Contingency [Line Items]
Issuance initial public offering						$ 103,687,963
Assets held in trust						107,102,449	110,443,335
United Gear Assembly Inc and Ocean Biomedical Inc [Member]
Product Liability Contingency [Line Items]
Payments on related party							145,160
Investor Relations Firm One [Member]
Product Liability Contingency [Line Items]
Monthly expense							10,000
Payments for business combination							40,000
Investor Relations Firm Two [Member]
Product Liability Contingency [Line Items]
Monthly expense							8,000
Payments for business combination							$ 12,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Warrant, exercise price							$ 0.01
Over-Allotment Option [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Issuance of shares							100,000
IPO [Member]
Product Liability Contingency [Line Items]
Issuance of shares				10,500,000
IPO [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Issuance of shares				10,500,000
Ocean Biomedical Inc [Member]
Product Liability Contingency [Line Items]
Borrowings							$ 776,000
Warrant issued							824,013
Warrant expense		$ 388,938					1,074,013
Cumulative capital raise							11,300,000
Contingent payments							12,800,000
Contingent vendor payments							1,400,000
Related party expense							$ 100,000
Issuance of shares					17,454,542		17,496,370
Ocean Biomedical Inc [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Cumulative capital raise							$ 50,000,000
Ocean Biomedical Inc [Member] | License and Maintenance [Member]
Product Liability Contingency [Line Items]
Annual license maintenance fees			$ 3,000				12,000
Ocean Biomedical Inc [Member] | Put Option [Member]
Product Liability Contingency [Line Items]
Warrant expense							250,000
Loan Agreement [Member] | Ocean Biomedical Inc [Member]
Product Liability Contingency [Line Items]
Borrowings										$ 600,000
Interest rate										15.00%
Warrants to purchase shares										312,500
Warrant, exercise price										$ 11.00
Warrant issued										$ 250,000
Loan Agreement [Member] | Ocean Biomedical Inc [Member] | Put Option [Member]
Product Liability Contingency [Line Items]
Warrant expense		$ 250,000
Second Loan Agreement [Member] | Ocean Biomedical Inc [Member]
Product Liability Contingency [Line Items]
Borrowings									$ 200,000
Interest rate									15.00%
Warrants to purchase shares	75,000							75,000	62,500
Warrant, exercise price								$ 10.20	$ 11.00
Warrants to purchase shares							$ 435,075
Extended maturity date	maturity date to February 15, 2023
Loan fee	$ 75,000
Underwriters Agreement [Member]
Product Liability Contingency [Line Items]
Underwriting commitments description							The underwriters are entitled to a cash underwriting discount of one percent (1%) of the gross proceeds of the Initial Public Offering
Issuance initial public offering							$ 1,050,000
Under writing commision percentage							3.00%
Assets held in trust							$ 3,150,000
Underwriters Agreement [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Issuance of shares							100,000
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Issuance of shares							1,500,000
Underwriters Agreement [Member] | IPO [Member]
Product Liability Contingency [Line Items]
Issuance of shares							500,000
Merger agreement [Member] | Nelson Mullins Riley Scarborough LLP [Member]
Product Liability Contingency [Line Items]
Payment of cash							$ 104,886
Accounts payable							34,403
Accrued expense							$ 417,865